Investments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	R$ (12,052)	R$ (4,890)	R$ (821)
Equity	(4,278)	3,279	6,108	R$ 6,205
Investment [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	(84)	21	76
Equity	37	127
Investment 1 [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	(16)	(16)	(4)
Equity		77
Associate [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	75	70	R$ 54
Equity	285	R$ 288
Associate 1 [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	10
Equity	R$ 708